UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period from _________ to __________

Date of Report (Date of earliest event reported): _________

Commission File Number of securitizer:
Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

 Central Index Key Number of depositor: 00016442471

ELFI Graduate Loan Program 2020-A LLC

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

John Arnold, Jr. (865) 824-3050

Name and telephone number, including area code, of the person to contact in connection with this filing

PART I – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third-Party Due Diligence Report Obtained by the Issuer

Attached as Exhibit 99.1 hereto is an agreed-upon procedures report, dated June 5, 2020, of BDO USA, LLP, which report sets forth the findings and conclusions, as applicable, of BDO USA, LLP with respect to certain agreed-upon procedures performed by BDO USA, LLP.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Educational Loan Finance, Inc. (depositor)

By:	/s/ John Arnold, Jr.
Name:	John Arnold, Jr.
Title:	President and Chief Executive Officer
(Senior Officer in Charge of Securitization)

Dated:     June 8, 2020

EXHIBIT INDEX

Exhibit No.	Description

99.1	Report of Independent Accountants on Applying Agreed-Upon Procedures, dated June 5, 2020, of BDO USA, LLP

3